RELATED PARTY TRANSACTIONS AND BALANCES (Balances) (Details)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Other payables due to a related party:
Accounts payable due to related parties	¥ 5,328,896	$ 819,036
Other payables to Desun for leasing of land and buildings	8,628,855		7,528,551
Other payables due to Jiangxi Jinko Engineering for payments on behalf of the Company	3,704,629		68,505,022
JinkoSolar Power Engineering Group Limited [Member]
Other payables due to a related party:
Accounts payable due to related parties	37,344,500		60,541,490
ReneSola Ltd. [Member]
Outstanding amounts due from related parties:
Advances to subsidiaries of ReneSola Ltd. ("ReneSola", controlled by an immediate family member of the principal shareholders and directors of the Company, who are the executive officers of the Company)	0		661,788
Other payables due to a related party:
Accounts payable due to related parties	800,027		0
Jiangxi Desun Energy Co., Ltd. [Member]
Other payables due to a related party:
Accounts payable due to related parties	4,528,869		0
Gansu Heihe Hydropower Industrial Investment LLC [Member]
Outstanding amounts due from related parties:
Accounts receivable from subsidiaries of ReneSola Ltd. ("ReneSola", controlled by an immediate family member of the principal shareholders and directors of the Company, who are the executive officers of the Company)	0		44,616
Jiangxi Jinko [Member]
Outstanding amounts due from related parties:
Other Receivables, Related Parties	28,856,153		62,352,655
Other Assets, Related Parties	146,025,979		173,375,586
Accounts receivable from subsidiaries of ReneSola Ltd. ("ReneSola", controlled by an immediate family member of the principal shareholders and directors of the Company, who are the executive officers of the Company)	1,063,841,109		0
Advances to subsidiaries of ReneSola Ltd. ("ReneSola", controlled by an immediate family member of the principal shareholders and directors of the Company, who are the executive officers of the Company)	0		610,200,000
Executive Directors [Member]
Outstanding amounts due from related parties:
Other Receivables, Related Parties	8,000		68,106
Jiangxi Jinko Engineering For Miscellaneous [Member]
Outstanding amounts due from related parties:
Other Receivables, Related Parties	6,712,861		16,704,113
Jiangxi Jinko Engineering for receivable related to disposal of subsidiaries [Member]
Outstanding amounts due from related parties:
Other Receivables, Related Parties	28,634		0
Jiangxi Jinko Engineering For Outsourcing Services [Member]
Outstanding amounts due from related parties:
Other Receivables, Related Parties	10,333,131		0
Sweihan Solar Holding Company [Member]
Outstanding amounts due from related parties:
Other Receivables, Related Parties	653,420		0
ReneSola [Member]
Other payables due to a related party:
Accounts payable due to related parties	55,444		0
Jiangxi Jinko Engineering for sales of solar modules and others [Member]
Outstanding amounts due from related parties:
Accounts receivable from subsidiaries of ReneSola Ltd. ("ReneSola", controlled by an immediate family member of the principal shareholders and directors of the Company, who are the executive officers of the Company)	¥ 1,049,200,951		¥ 1,414,039,443